Document and Entity Information Document	May 27, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 27, 2021
Entity Registrant Name	GENESCO INC
Entity Central Index Key	0000018498
Entity Emerging Growth Company	false
Entity File Number	1-3083
Entity Incorporation, State or Country Code	TN
Entity Tax Identification Number	62-0211340
Entity Address, Address Line One	1415 Murfreesboro Pike
Entity Address, City or Town	Nashville
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37217-2895
City Area Code	615
Local Phone Number	367-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $1.00 par value
Trading Symbol	GCO
Security Exchange Name	NYSE